Annual Fund Operating Expenses	Jun. 13, 2025
Cloverpoint Core Alpha US ETF | Cloverpoint Core Alpha US ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%
Cloverpoint Core Alpha International ETF | Cloverpoint Core Alpha International ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.50%
Cloverpoint Core Alpha Global ETF | Cloverpoint Core Alpha Global ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.50%
Cloverpoint Core Alpha Power Evolution ETF | Cloverpoint Core Alpha Power Evolution ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.50%

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	Other Expenses are estimated for the current fiscal year.
[4]	Other Expenses are estimated for the current fiscal year.